Cover	Jul. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	001-38126
Entity Registrant Name	Optimum Communications, Inc.
Entity Central Index Key	0001702780
Entity Tax Identification Number	38-3980194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Court Square West
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	516
Local Phone Number	803-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	OPTU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false